Leases (Tables)	12 Months Ended
Aug. 31, 2022
Leases [Abstract]
Schedule of supplemental balance sheet information related to the leases
	As of August 31,	As of August 31,
	2021	2022
	RMB	RMB

ROU assets*	1,693,463	1,453,833
Operating lease liabilities – current*	122,995	104,515
Operating lease liabilities – non current*	1,672,577	1,439,239
Weighted-average remaining lease term	14.06	13.45
Weight-average discount rate	4.21%	4.17%

Note*: the relevant items have been restated for the adjustments disclosed in Note 2(d).

Schedule of components of lease costs
	For the year ended August 31,	For the year ended August 31,
	2021	2022
	RMB	RMB

Operating lease cost for fixed payments*	232,886	187,653
Short - term lease costs	5,509	8,414
Variable lease costs*	2,814	2,324
Total lease costs	241,209	198,391

Note*: the relevant items have been restated for the adjustments disclosed in Note 2(d).

Schedule of supplemental cash flow information related to the operating leases
	For the year ended August 31,	For the year ended August 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases*	182,462	182,205
Supplemental noncash information:
ROU assets obtained in exchange for new operating lease liabilities*	159,684	86,116
Decrease of ROU assets for early terminations*	(23,125)	(55,908)

Note*: the relevant items have been restated for the adjustments disclosed in Note 2(d).

Schedule of maturities of the operating lease liabilities
Operating leases
Fiscal year ending
August 2023	170,013
August 2024	165,696
August 2025	161,559
August 2026	149,860
August 2027	134,103
August 2028 and thereafter	1,236,341
Total future undiscounted lease payments	2,017,572
Less : imputed interest	473,818
Total present value of operating lease liabilities	1,543,754